Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	¥ 52,693	¥ 80,919	¥ 31,691
Net loss from discontinued operation	(10,025)	(109)	(22,319)
Net income from continuing operation	62,718	81,028	54,010
Adjustments to reconcile net (loss) / income to net cash generated from operating activities:
Depreciation	13,867	11,271	9,557
Amortization	3,591	3,364	3,286
Bad debt provision	(14)
Deferred income taxes	(15,651)	(6,097)	(3,084)
Changes in operating assets and liabilities:
Accounts receivable	(7,661)	(26,762)	4,456
Advances to suppliers and other current assets	(34,781)	(28,475)	7,516
Accounts payable	(4,717)	(149)	(2,201)
Deferred revenue	(4,675)	7,047	4,094
Accrued expenses & other payables	(31,681)	(3,477)	(15,901)
Taxes payable	9,523	9,283	(3,909)
Advances from customers	(7,955)	6,849	27,364
Net Cash generated from / (used in) Operating Activities - Continuing Operations	(17,436)	53,882	85,188
Net Cash generated from Operating Activities - Discontinued Operations	71,180	36,755	1,204
Cash flows from investing activities
Purchase of property and equipment	(26,867)	(17,401)	(15,132)
Purchase of intangible assets	(2,139)	(1,636)	(1,550)
Acquisition of a subsidiary, net of cash	(104,606)
Net cash used in investing activities	(133,612)	(19,037)	(16,682)
Cash flows from financing activities:
Prepayment for the issuance of common stock	296,386
Dividend to shareholders	(166,688)	(42,300)
Proceeds from amounts due from related parties, net	127,159	113,806	183,165
Repayment of amounts due to related parties, net	(121,339)	(205,834)	(158,021)
Proceeds from loan	286,042	139,421
Repayment of loans	(297,988)
Net cash generated from financing activities	123,572	5,093	25,144
Effect of exchange rate changes on cash	318	144
Net increase in cash and restricted cash	44,022	76,837	94,854
Cash at beginning of year	171,578	131,519	58,564
Cash and restricted cash at end of year	215,600	208,356	153,418
Less: Cash and cash equivalents, from the discontinued operations, end of period	(71,191)	(36,778)	(21,899)
Cash and cash equivalents, from the continuing operations end of period	144,409	171,578	131,519
Supplemental disclosures of cash flow information
Income tax paid	1,739	21,501	8,453
Interests paid	10,363	5,747	2,651
Supplemental disclosures of non-cash investing and financing activities
Payable for declared dividends		157,663
Consideration payable for the acquisition of subsidiaries	¥ 104,606